Property, plant and equipment, Reconciliations of Written Down Values (Details) $ in Thousands	9 Months Ended
Mar. 31, 2024 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 241,102
Additions	142,674
Disposals	(41)
Exchange differences	(3,067)
Reversal of impairment	108
Transfers in/(out)	0
Depreciation expense	(23,695)
Property, plant and equipment, ending balance	357,081
Land [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	1,803
Additions	125
Disposals	0
Exchange differences	(17)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	0
Property, plant and equipment, ending balance	1,911
Buildings [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	148,058
Additions	1,237
Disposals	0
Exchange differences	(1,811)
Reversal of impairment	0
Transfers in/(out)	17,340
Depreciation expense	(5,863)
Property, plant and equipment, ending balance	158,960
Plant and Equipment [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,433
Additions	681
Disposals	(35)
Exchange differences	(70)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	(327)
Property, plant and equipment, ending balance	3,682
Mining Hardware [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	73,381
Additions	31,301
Disposals	(6)
Exchange differences	(1,150)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	(17,166)
Property, plant and equipment, ending balance	86,360
HPC Hardware [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	0
Additions	29,693
Disposals	0
Exchange differences	(90)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	(339)
Property, plant and equipment, ending balance	29,264
Development Assets [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	14,427
Additions	79,637
Disposals	0
Exchange differences	72
Reversal of impairment	108
Transfers in/(out)	(17,340)
Depreciation expense	0
Property, plant and equipment, ending balance	$ 76,904